Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 274,712,000.00
Previously Paid Amount	0.00
Total Fee Amount	37,937.73
Total Offset Amount	0.00
Net Fee	37,937.73
Narrative - Max Aggregate Offering Price	$ 274,712,000.00
Final Prospectus	true